Consolidated Statement of Changes in Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement of Changes in Equity
Common stock issued under employee plans, (in shares)	20,669,785	34,783,386	30,034,808
Purchases of treasury stock under employee plans (in shares)	1,717,246	2,334,932	1,550,846
Sales of treasury stock under employee plans, (in shares)	4,920,198	7,929,318	6,408,265
Other treasury shares purchased, not retired, (in shares)	88,683,716	117,721,650	68,650,727